Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Issued debt instruments
Equity-linked	[1]	$ 41,722	$ 34,392
Rates-linked		16,318	12,073
Credit-linked		1,916	3,282
Commodity-linked		1,567	1,785
Fixed-rate		4,636	5,099
Other		649	401
of which: debt that contributes to total loss-absorbing capacity		217	0
Total debt issued designated at fair value		66,809	57,031
of which: issued by UBS AG with original maturity greater than one year	[2]	51,031	40,289
of which: life-to-date own credit (gain) / loss		$ 92	$ (270)
Unsecured portion of issued debt instruments with original maturity greater than one year		99.00%	99.00%
UBS AG
Issued debt instruments
Equity-linked	[3]	$ 41,722	$ 34,392
Rates-linked		16,318	12,073
Credit-linked		1,916	3,282
Commodity-linked		1,567	1,785
Fixed-rate		4,636	5,099
Other		432	401
of which: debt that contributes to total loss-absorbing capacity		30,105	29,988
Total debt issued designated at fair value		66,592	57,031
of which: issued by UBS AG with original maturity greater than one year	[4]	51,031	40,289
of which: life-to-date own credit (gain) / loss		$ 82	$ (270)
Unsecured portion of issued debt instruments with original maturity greater than one year		99.00%	99.00%

[1]	Includes investment fund unit-linked instruments issued
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2019 was unsecured (31 December 2018: more than 99% of the balance was unsecured).

[3]	Includes investment fund unit-linked instruments issued
[4]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. More than 99% of the balance as of 31 December 2019 was unsecured (31 December 2018: more than 99% of the balance was unsecured).